SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Foreign Currencies Translation

Translation of amounts from HKD and SGD into US$ have been made at the following exchange rates for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Year-end HKD:US$ exchange rate	0.12825	0.12899
Average HKD:US$ exchange rate	0.12839	0.12894
Year-end SGD:US$ exchange rate	0.74111	0.75645
Average SGD:US$ exchange rate	0.73693	0.74365